SUPPLEMENT TO THE PROSPECTUS
Supplement dated May 6, 2021, to the Prospectus dated July 29, 2020.

MFS® Tennessee Municipal Bond Fund

The Board of Trustees of the fund has approved the proposed reorganization of the fund into MFS Municipal Intermediate Fund, which is currently in registration with the U.S. Securities and Exchange Commission and which is not expected to be available for investment until on or about May 18, 2021. The proposed transaction is subject to approval by the shareholders of the fund at a shareholders' meeting expected to be held in September 2021. No assurance can be given that the reorganization will occur.
Under the terms of the proposed Plan of Reorganization, the fund’s assets and liabilities would be transferred to MFS Municipal Intermediate Fund in return for shares of MFS Municipal Intermediate Fund with equal total net asset value as of the valuation date. These MFS Municipal Intermediate Fund shares would be distributed pro rata to shareholders of the fund in exchange for their fund shares. Current fund shareholders would thus become shareholders of MFS Municipal Intermediate Fund and receive shares of MFS Municipal Intermediate Fund with a total net asset value equal to that of their shares of the fund at the time of the reorganization. The proposed transaction is expected to be a tax-free event for federal income tax purposes.
A full description of MFS Municipal Intermediate Fund and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the fund on or about July 15, 2021.
The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of MFS Municipal Intermediate Fund, nor is it a solicitation of any proxy. For more information regarding MFS Municipal Intermediate Fund once its registration statement filed with the U.S. Securities and Exchange Commission is effective and the fund is available for purchase, please call 1-800-225-2606.  To receive a free copy of the prospectus/proxy statement relating to the proposed reorganization (which will contain important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the U.S. Securities and Exchange Commission and becomes effective, please call 1-800-225-2606. The prospectus/proxy statement will also be available for free on the U.S. Securities and Exchange Commission’s website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

Effective immediately, the following is added after the last paragraph in the section entitled "Purchase and Sale of Fund Shares" under the main heading entitled "Summary of Key Information":
The Board of Trustees of the fund has approved the proposed reorganization of the fund into MFS Municipal Intermediate Fund, which is currently in registration with the U.S. Securities and Exchange Commission and will not be available for investment until on or about May 18, 2021. The proposed transaction is subject to approval by the shareholders of the fund at a shareholders’ meeting expected to be held in September 2021. No assurance can be given that the reorganization will occur.
A full description of MFS Municipal Intermediate Fund and the terms of the proposed reorganization will be contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the fund on or about July 15, 2021.
In light of the proposed transaction, sales of fund shares and exchanges into the fund are expected to be suspended on or about September 23, 2021.

Effective immediately, the following is added to the end of the section entitled "Share Class Eligibility" under the main heading entitled "Description of Share Classes":
The Board of Trustees of the fund has approved the proposed reorganization of the fund into MFS Municipal Intermediate Fund, which is currently in registration with the U.S. Securities and Exchange Commission and will not be available for investment until on or about May 18, 2021. The proposed transaction is subject to approval by the shareholders of the fund at a shareholders’ meeting expected to be held in September 2021. No assurance can be given that the reorganization will occur.
Under the terms of the proposed Plan of Reorganization, the fund’s assets and liabilities would be transferred to MFS Municipal Intermediate Fund in return for shares of MFS Municipal Intermediate Fund with equal total net asset value as of the valuation date. These MFS Municipal Intermediate Fund shares would be distributed pro rata to shareholders of the fund in exchange for their fund shares. Current fund shareholders would thus become shareholders of MFS Municipal Intermediate Fund and receive shares of MFS Municipal Intermediate Fund with a total net asset value equal to that of their shares of the fund at the time of the reorganization. The proposed transaction is expected to be a tax-free event for federal income tax purposes.
A full description of MFS Municipal Intermediate Fund and the terms of the proposed reorganization will be

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MFS Tennessee Municipal Bond Fund

contained in a combined prospectus/proxy statement, which is expected to be mailed to shareholders of the fund on or about July 15, 2021.
In light of the proposed transaction, sales of fund shares and exchanges into the fund are expected to be suspended on or about September 23, 2021.
The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of MFS Municipal Intermediate Fund, nor is it a solicitation of any proxy. For more information regarding MFS Municipal Intermediate Fund once its registration statement filed with the U.S. Securities and Exchange Commission is effective and the fund is available for purchase, please call 1-800-225-2606. To receive a free copy of a prospectus/proxy statement relating to the proposed reorganization (which will contain important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the U.S. Securities and Exchange Commission and becomes effective, please call 1-800-225-2606. The prospectus/proxy statement will also be available for free on the U.S. Securities and Exchange Commission’s website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

Effective immediately, the following is added after the second paragraph under the main heading entitled "Description of Share Classes" and after the third paragraph in the sub-section entitled "Conversion Among Share Classes" under the main heading entitled "Description of Share Classes":
Effective on or about August 23, 2021, Class B shares will be converted into Class A shares of the fund. Current shareholders of Class B will become shareholders of Class A shares with a total net asset value equal to their Class B shares at the time of the conversion.

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